Other income and other losses (Table) - ZHEJIANG TIANLAN	12 Months Ended
Dec. 31, 2023
Schedule of other income
	Year ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000

Impairment gain on contract assets	2,158	-	-
Gain on disposal of property, plant and equipment	-	-	39
Investment income	2,863	824	531
Compensation income	7,796	-
Amounts waived by payees	-	980	3,061
Reversal of allowance for doubtful accounts	10,841	983	183
Subsidy income from PRC government	9,088	9,002	7,780

	32,746	11,789	11,594

Schedule of other losses
	Year ended December 31,
	2023	2022	2021
	RMB’000	RMB’000	RMB’000

Impairment loss on short term investments	-	195	-
Impairment loss on contract assets	-	3,560	1,238
	-	3,755	1,238